DETAILS OF CASH FLOWS - Changes in working capital balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DETAILS OF CASH FLOWS
Accounts receivable	$ (3,670)	$ (1,626)
Prepaid expenses and other	(906)	(475)
Accounts payable and accrued liabilities	(639)	5,788
Deferred revenue	1,800	(245)
Restricted cash	470	335
Changes in working capital balances	$ (2,945)	$ 3,777